Leases - Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
Leased property under capital leases, less accumulated amortization	$ 5,013
Current: obligations under capital leases	2,404
Noncurrent: obligations under capital leases	2,644
Capital Lease Obligations	$ 5,049